ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 6,167	$ 6,550
Non-current, net
Accounts receivable	101	397
Retainer on customer contract	55	58
Billing rights	798	720
Total non-current, net	954	1,175
Total	7,121	7,725
Receivables from taxes other than income tax	$ 1,850	$ 2,412